Non-Controlling Interest (NCI) - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non Controlling Interest [Line Items]
Current assets	$ 15,511,780	$ 16,397,575	$ 16,846,109
Non-current liabilities	(33,757,326)	(25,531,527)	(23,245,715)
Current liabilities	(6,919,970)	(9,362,958)	(5,262,675)
Revenues	27,380,376	19,014,906	11,866,373
Profit / (loss)	9,185,474	6,043,717	1,918,703
OCI	(378,548)	546,838	264,637
Total comprehensive income	8,806,926	6,590,555	2,183,340
Profit / (loss) allocated to NCI	172,327	46,225	(50,153)
Net cash provided by operating activities	12,519,706	11,095,446	3,566,567
Net cash provided by investment activities	(8,482,383)	(4,969,308)	(3,217,691)
Net cash used in financing activities	(4,925,702)	(7,351,525)	6,288,427
Net increase (decrease) in cash and cash equivalents	$ (961,413)	$ (1,111,672)	$ 6,944,356
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Non Controlling Interest [Line Items]
NCI percentage	25.50%	25.50%	25.50%
Non-current assets	$ 5,836,193	$ 6,026,384	$ 6,118,680
Current assets	1,689,382	1,489,451	1,134,440
Non-current liabilities	(2,377,104)	(2,724,344)	(2,867,469)
Current liabilities	(485,025)	(320,041)	(228,897)
Net assets	4,663,446	4,471,450	4,156,754
Net assets attributable to NCI	1,189,179	1,140,220	1,059,972
Revenues	2,493,000	1,551,800	1,161,805
Profit / (loss)	675,792	181,274	(196,677)
OCI	(405,354)	(85,286)	368,848
Total comprehensive income	270,438	95,988	172,171
Profit / (loss) allocated to NCI	172,327	46,225	(50,153)
OCI allocated to NCI	(29,617)	34,023	68,854
Net cash provided by operating activities	788,265	586,284	(38,123)
Net cash provided by investment activities	(204,114)	(208,497)	(245,271)
Net cash used in financing activities	(234,336)	(107,872)	944,221
Net increase (decrease) in cash and cash equivalents	$ 349,815	$ 34,023	$ 660,827